Derivative Instruments and Hedging Activities (Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities) (Detail) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	¥ 10,486	¥ 39,526
Financial instruments, Derivative asset	3,442	7,724
Cash collateral, Derivative asset	136	449
Net amounts, Derivative asset	6,908	31,353
Gross amounts presented in the consolidated balance sheet, Derivative liability	32,822	35,724
Gross amounts presented in the consolidated balance sheet, Repurchase, securities lending and similar arrangements	432,820	335,586
Financial instruments, Repurchase, securities lending and similar arrangements	432,820	334,246
Net amounts, Repurchase, securities lending and similar arrangements		1,340
Gross amounts presented in the consolidated balance sheet, Total liabilities	465,642	371,310
Financial instruments, Total liabilities	436,790	342,572
Cash collateral, Total liabilities	20,191	14,334
Net amounts, Total liabilities	8,661	14,404
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	6,855	15,404
Financial instruments, Derivative asset	3,442	7,724
Cash collateral, Derivative asset	136	449
Net amounts, Derivative asset	3,277	7,231
Gross amounts presented in the consolidated balance sheet, Derivative liability	25,872	34,455
Financial instruments, Derivative liability	3,970	8,326
Cash collateral, Derivative liability	20,191	14,334
Net amounts, Derivative liability	1,711	11,795
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	3,631	24,122
Net amounts, Derivative asset	3,631	24,122
Gross amounts presented in the consolidated balance sheet, Derivative liability	6,950	1,269
Net amounts, Derivative liability	¥ 6,950	¥ 1,269